SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Product Information [Line Items]
Cash and cash equivalents	$ 0		$ 0
Cash	32,484		360,530
Cash held in trust account	121,457,876		118,785,342
Offering costs	549,784		549,784
Underwriter discount	5,175,000		5,175,000
Unrecognized tax benefits	0		0
Accrued for interest and penalties	$ 0		$ 0
Warrants exercisable	16,500,000		16,500,000
Insured amount	$ 250,000		$ 250,000
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Product Information [Line Items]
Cash and cash equivalents		$ 258,509		$ 979,549
Cash		258,509
Unrecognized tax benefits		0		0
Accrued for interest and penalties		0		0
Insured amount		97,000		924,000
Accounts receivable and allowance for doubtful accounts		348,578		0
Uncertain tax positions		0		0
Research and development expenses		432,000		132,000
Advertising expenses		$ 158,000		$ 113,000
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage				10.00%
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage				10.00%